UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07359

HYPERION BROOKFIELD INCOME FUND, INC.

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

HYPERION BROOKFIELD INCOME FUND, INC.

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: July 31, 2010

Date of reporting period: January 31, 2010

Item 1.	Reports to Shareholders.

Brookfield Investment Management Inc.

Hyperion Brookfield Income Fund, Inc.

Brookfield

Semi-Annual Report

January 31, 2010

IN PROFILE

Brookfield Investment Management Inc. (formerly Hyperion Brookfield Asset Management, Inc.) is an SEC—registered investment advisor specializing in core fixed income, high yield, structured products (Commercial MBS, Residential MBS and ABS) as well as global REITs and listed infrastructure securities. Headquartered in New York, the firm had approximately $24 billion in assets under management as of December 31, 2009. Brookfield Investment Management Inc. is a subsidiary of Brookfield Asset Management Inc., a global asset manager focused on property, power and other infrastructure assets with approximately $100 billion of assets under management as of December 31, 2009. For more information, please visit our website at www.brookfieldim.com.

This report is for stockholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2010. Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

January 31, 2010

PORTFOLIO STATISTICS

Weighted average coupon	5.61%

Average effective maturity	6.88 years

Percentage of leveraged assets	0.00%

Total number of holdings	131

CREDIT QUALITY

AAA	18%

A	11%

BBB	12%

BB	22%

B	11%

Below B	26%
Total	100%

ASSET ALLOCATION1

Asset-Backed Securities	5%

Commercial Mortgage-Backed Securities	80%

Non-Agency Residential Mortgage-Backed Securities	6%

Preferred Securities	2%

Short Term Investments	7%
Total	100%

[1]	Includes only invested assets; excludes cash.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES – 5.0%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B [8]	6.00%	11/25/32	$400	$30,421
Mid-State Trust
Series 2004-1, Class B	8.90	08/15/37	1,536	1,419,166
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B [1,5,6,8]	7.00	12/27/34	467	47
Series 2003-5, Class A [1,5,6,8]	7.35	06/27/33	24	2
Series 2003-3, Class A [1,5,8]	7.75	04/27/33	59	0
Structured Asset Investment Loan Trust
Series 2003-BC13, Class B [1,3,5,8,9]	6.00/6.50	11/25/33	245	19,625
Series 2004-3, Class B [1,3,5,8]	6.00/6.50	04/25/34	122	9,421
Total ASSET-BACKED SECURITIES (Cost – $2,849,420)				1,478,682
COMMERCIAL MORTGAGE-BACKED SECURITIES – 76.9%
Commercial Mortgage-Backed Securities – 72.9%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class F [1,2,5]	5.20	12/10/42	1,889	748,681
Series 2007-2, Class L [1,5]	5.37	04/10/49	1,144	50,432
Series 2007-2, Class M [1,5]	5.37	04/10/49	525	18,992
Series 2007-2, Class N [1,5]	5.37	04/10/49	1,768	53,472
Series 2007-2, Class O [1,5]	5.37	04/10/49	672	10,076
Series 2007-2, Class P [1,5]	5.37	04/10/49	638	6,377
Series 2007-2, Class Q [1,5]	5.37	04/10/49	2,365	17,741
Series 2007-2, Class S [1,5]	5.37	04/10/49	8,980	898
Series 2006-2, Class J [1,5]	5.48	05/10/45	667	37,046
Series 2006-2, Class K [1,5]	5.48	05/10/45	1,047	51,898
Series 2006-2, Class L [1,5]	5.48	05/10/45	1,202	54,998
Series 2006-2, Class M [1,5]	5.48	05/10/45	786	31,390
Series 2006-2, Class N [1,5]	5.48	05/10/45	1,571	51,259
Series 2006-2, Class O [1,5]	5.48	05/10/45	1,537	46,827
Series 2006-2, Class P [1,5]	5.48	05/10/45	6,556	65,565
Series 2007-2, Class K [1,2,5]	5.70	04/10/49	2,727	158,252
Series 2002-PB2, Class K [1,5]	6.29	06/11/35	1,511	1,243,202
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L [1,5]	4.66	09/11/42	3,777	37,774
Series 2006-PW13, Class J [1,5]	5.26	09/11/41	2,406	236,977
Series 2006-PW13, Class K [1,5]	5.26	09/11/41	302	27,354
Series 2006-PW13, Class L [1,5]	5.26	09/11/41	2,012	169,558
Series 2006-PW13, Class M [1,5]	5.26	09/11/41	1,644	116,739
Series 2006-PW13, Class N [1,5]	5.26	09/11/41	980	57,006
Series 2006-PW13, Class O [1,5]	5.26	09/11/41	1,641	68,354
Series 2006-PW13, Class P [1,5]	5.26	09/11/41	8,203	167,934
Series 2004-PWR6, Class F [1,2,5]	5.44	11/11/41	1,700	418,273
Series 2004-PWR5, Class F [1,2,5]	5.48	07/11/42	2,644	1,010,486
Series 1999-C1, Class J [1,5,6]	5.64	02/14/31	1,173	29,206
Series 2007-PW16, Class AM [2]	5.72	06/11/40	4,000	3,120,000

See Notes to Portfolio of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD 2006 CD2
Series 2006-CD2, Class K [1,5]	5.09%	01/15/46	$1,233	$49,067
Series 2006-CD2, Class L [1,5]	5.09	01/15/46	881	15,690
Series 2006-CD6, Class M [1,5]	5.09	01/15/46	1,496	14,959
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G [1,2,5]	5.22	07/15/44	3,777	1,134,433
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L [1,5]	5.06	12/10/46	1,667	16,674
Series 2006-C8, Class M [1,5]	5.06	12/10/46	1,667	8,337
Series 2006-C8, Class N [1,5]	5.06	12/10/46	416	1,041
Series 2007-C9, Class L [1,5]	5.24	12/10/49	3,171	196,092
Series 2007-C9, Class M [1,5]	5.24	12/10/49	1,244	76,215
Series 2007-C9, Class N [1,5]	5.24	12/10/49	1,343	81,499
Series 2007-C9, Class O [1,5]	5.24	12/10/49	1,142	53,963
Series 2007-C9, Class P [1,5]	5.24	12/10/49	1,926	77,028
Series 2007-C9, Class Q [1,5]	5.24	12/10/49	1,154	34,608
Series 2007-C9, Class S [1,5]	5.24	12/10/49	8,177	81,772
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J [1,5]	4.23	05/15/38	907	322,848
Series 2004-C3, Class J [1,5]	4.78	07/15/36	208	4,182
Series 2006-C1, Class L [1,5]	5.24	02/15/39	1,297	97,482
Series 2006-C1, Class M [1,5]	5.24	02/15/39	907	62,696
Series 2006-C1, Class N [1,5]	5.24	02/15/39	973	55,377
Series 2006-C1, Class O [1,5]	5.24	02/15/39	324	17,465
Series 2006-C1, Class P [1,5]	5.24	02/15/39	325	12,914
Series 2006-C1, Class Q [1,5]	5.24	02/15/39	648	23,195
Series 2006-C1, Class S [1,5]	5.24	02/15/39	2,864	56,798
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	471	7,061
Series 2006-C4, Class M [1,5]	5.15	09/15/39	759	6,447
Series 2006-C4, Class N [1,5]	5.15	09/15/39	1,223	9,173
Series 2006-C4, Class O [1,5]	5.15	09/15/39	1,207	7,842
Series 2006-C4, Class P [1,5]	5.15	09/15/39	1,817	9,085
Series 2006-C4, Class Q [1,5]	5.15	09/15/39	2,412	6,031
Series 2006-C4, Class S [1,5]	5.15	09/15/39	11,120	1,112
Series 2007-C2, Class A3	5.54	01/15/49	53	43,568
Series 2006-C3, Class A3 [2]	5.83	06/15/38	1,300	1,142,578
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9, Class A3	5.34	05/15/47	2,100	1,898,948
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class K [1,5]	5.08	01/12/37	1,228	261,711
Series 2003-C1, Class L [1,5]	5.08	01/12/37	907	104,377
Series 2005-LDP5, Class J [1,2,5]	5.33	12/15/44	3,400	887,170
Series 2007-LD11, Class K [1,2,5]	5.82	06/15/49	4,154	41,543
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class G [1,2,5]	5.12	02/15/40	3,238	1,118,101
Series 2002-C2, Class M [1,5]	5.68	07/15/35	680	244,076
Series 2002-C2, Class N [1,5]	5.68	07/15/35	1,096	374,870
Series 2001-C7, Class L [1,5]	5.87	11/15/33	2,492	1,166,481

See Notes to Portfolio of Investments and Notes to Financial Statements.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LNR CDO Limited
Series 2007-1A, Class F [1,2,5]	1.68%	12/26/49	$2,833	$442
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class J [1,5]	5.70	07/12/34	1,734	633,849
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J [1,5]	5.53	10/15/42	613	27,972
Series 2006-IQ11, Class K [1,5]	5.53	10/15/42	443	4,428
Series 2006-IQ11, Class L [1,5]	5.53	10/15/42	499	4,986
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J [1,5]	4.70	04/15/42	943	113,183
Series 2005-C18, Class K [1,5]	4.70	04/15/42	1,258	100,608
Series 2005-C18, Class L [1,5]	4.70	04/15/42	602	36,146
Series 2005-C18, Class M [1,5]	4.70	04/15/42	402	20,083
Series 2005-C18, Class N [1,5]	4.70	04/15/42	489	19,577
Series 2002-C2, Class L [1,5]	4.94	11/15/34	1,385	725,293
Series 2002-C2, Class M [1,5]	4.94	11/15/34	810	295,318
Series 2002-C2, Class N [1,5]	4.94	11/15/34	709	225,658
Series 2002-C2, Class O [1,5]	4.94	11/15/34	571	168,624
Series 2002-C2, Class P [1,5]	4.94	11/15/34	7,588	564,593
Series 2006-C29, Class K [1,5]	5.07	11/15/48	1,057	42,597
Series 2006-C29, Class L [1,5]	5.07	11/15/48	704	26,733
Series 2006-C29, Class M [1,5]	5.07	11/15/48	670	24,679
Series 2006-C29, Class N [1,5]	5.07	11/15/48	865	29,427
Series 2006-C29, Class O [1,5]	5.07	11/15/48	1,862	18,615
Series 2006-C29, Class P [1,5]	5.07	11/15/48	1,894	9,470
Series 2006-C29, Class Q [1,5]	5.07	11/15/48	8,525	21,312
Series 2007-C31, Class L [1,5]	5.13	04/15/47	2,554	121,810
Series 2007-C31, Class M [1,5]	5.13	04/15/47	551	25,216
Series 2007-C31, Class N [1,5]	5.13	04/15/47	2,146	87,980
Series 2007-C31, Class O [1,5]	5.13	04/15/47	1,243	45,464
Series 2007-C31, Class P [1,5]	5.13	04/15/47	1,250	41,624
Series 2007-C31, Class Q [1,5]	5.13	04/15/47	1,250	38,326
Series 2007-C31, Class S [1,5]	5.13	04/15/47	710	12,346
Series 2007-C31, Class T [1,5]	5.13	04/15/47	1,428	17,849
Series 2007-C31, Class U [1,5]	5.13	04/15/47	5,718	28,591

Total Commercial Mortgage-Backed Securities (Cost – $131,158,041)				21,464,075

Loans Receivable Investments – 4.0%
PNC Corp. Center B Note [1,6]	8.85	03/11/17	2,350	1,167,950
Sheffield Bldg. Mezzanine Loan [6,10]	0.00	05/09/29	5,985	0

Total Loans Receivable Investments (Cost – $8,374,651)				1,167,950
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $139,532,692)				22,632,025

See Notes to Portfolio of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES – 5.8%
Subordinated Collateralized Mortgage Obligations – 5.8%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00%	03/25/18	$187	$90,385
Series 2003-4, Class B5	5.00	03/25/18	71	25,150
Series 2003-4, Class B6	5.00	03/25/18	187	35,149
Series 2003-5, Class B4 [2]	5.37	04/25/33	283	180,875
Series 2003-5, Class B5 [2]	5.37	04/25/33	189	102,163
Series 2003-5, Class B6 [2,6]	5.37	04/25/33	284	102,664
Harborview Mortgage Loan Trust
Series 2005-1, Class B4 [1,2,4,5]	1.98	03/19/35	436	5,448
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00	04/25/18	87	60,000
Series 2003-S6, Class B2	5.00	04/25/18	57	37,865
Series 2003-S6, Class B3	5.00	04/25/18	87	9,122
Resix Financial Limited
Series 2004-A, Class B8 [1,2,5]	5.23	02/10/36	529	207,063
Series 2005-A, Class B9 [1,2,5]	5.98	03/10/37	957	131,836
Series 2005-D, Class B9 [1,2,5]	8.23	12/15/37	2,075	150,000
Series 2005-A, Class B10 [1,2,5]	8.73	03/10/37	747	96,862
Series 2005-D, Class B10 [1,2,5]	9.73	12/15/37	1,037	50,934
Series 2005-D, Class B11 [1,2,5]	11.73	12/15/37	1,383	45,783
Series 2004-A, Class B11 [1,2,5]	14.73	02/10/36	604	158,458
Washington Mutual
Series 2003-S3, Class CB5 [2,6]	5.41	06/25/33	641	171,261
Series 2003-S3, Class CB6 [2]	5.41	06/25/33	641	44,883

Total Subordinated Collateralized Mortgage Obligations (Cost – $9,594,812)				1,705,901
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $9,594,812)				1,705,901
			Shares	Value
PREFERRED SECURITIES – 1.4%
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT) [1,5] (Cost $719,512)			28,154	403,835
			Principal Amount (000s)	Value (Note 2)
SHORT TERM INVESTMENTS – 6.8%
Federal Home Loan Bank Discount Notes [7] (Cost – $1,999,977)	0.06%	02/08/10	$2,000	1,999,977
Total Investments – 95.9% (Cost – $154,696,413)				28,220,420
Other Assets in Excess of Liabilities – 4.1%				1,201,636

NET ASSETS – 100.0%				$29,422,056

See Notes to Portfolio of Investments and Notes to Financial Statements.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

January 31, 2010

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2010, the total value of all such investments was $17,706,245, or 60.18% of net assets.
2	—	Variable Rate Security – Interest Rate shown is the rate in effect as of January 31, 2010.
3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.
5	—	Private Placement.
6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of January 31, 2010, the total value of all such securities was $1,471,130, or 5.00% of net assets.
7	—	Zero-Coupon Note – Interest rate represents current yield to maturity.
8	—	Investment in subprime security. As of January 31, 2010, the total value of all such investments was $59,516, or 0.20% of net assets.
9	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
10	—	Issuer currently in default on its regularly scheduled interest payment.
CDO	—	Collateralized Debt Obligation.
REIT	—	Real Estate Investment Trust.

See Notes to Portfolio of Investments and Notes to Financial Statements.

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Statement of Assets and Liabilities (Unaudited)

January 31, 2010

Assets:
Investments in securities, at value (Note 2)	$25,052,493
Investments in loans receivable, at value	1,167,950
Investment in short term securities, at value	1,999,977

Total Investments	28,220,420
Cash	308,579
Net receivable from advisor (Note 4)	10,100
Interest receivable	897,165
Principal paydown receivable	28,221
Prepaid expenses	8,074

Total assets	29,472,559

Liabilities:
Administration fee payable (Note 4)	2,962
Accrued expenses	47,541

Total liabilities	50,503

Net Assets	$29,422,056

Composition of Net Assets:
Capital stock, at par value ($0.001, 200,000,000 shares authorized) (Note 7)	$48,227
Additional paid-in capital (Note 7)	217,087,394
Undistributed net investment income	1,404,231
Accumulated net realized loss on investment transactions	(62,641,803)
Net unrealized depreciation on investments	(126,475,993)

Net assets applicable to capital stock outstanding	$29,422,056

Investments in securities, at cost	$144,321,785
Investments in loans receivable, at cost	8,374,651
Investments in short-term securities, at cost	1,999,977

Total investments, at cost	$154,696,413

Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	48,227,440
Net asset value per share	$0.61

See Notes to Financial Statements.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Statement of Operations (Unaudited)

For the Six Months Ended January 31, 2010

Investment Income (Note 2):
Interest	$6,298,273

Expenses:
Investment advisory fees (Note 4)	85,847
Administration fees (Note 4)	26,421
Directors’ fees	29,499
Custodian	27,691
Audit and tax services	24,702
Insurance	19,321
Legal fees	18,961
Report to stockholders	10,089
Miscellaneous	2,956

Total expenses	245,487
Less expenses waived and reimbursed by the investment advisor (Note 4)	(116,717)

Net expenses	128,770

Net investment income	6,169,503

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):
Net realized loss on investments	(2,101,976)
Net change in unrealized depreciation on investments	1,458,598

Net realized and unrealized loss on investment transactions	(643,378)

Net increase in net assets resulting from operations	$5,526,125

See Notes to Financial Statements.

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Statement of Changes in Net Assets

	For the Six Months Ended January 31, 2010 (Unaudited)	For the Fiscal Year Ended July 31, 2009
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$6,169,503	$16,633,615
Net realized loss on investment transactions, in-kind redemption, swap contracts and futures transactions	(2,101,976)	(58,774,807)
Net change in unrealized depreciation on investments, swap contracts and futures transactions	1,458,598	(2,444,731)

Net increase (decrease) in net assets resulting from operations	5,526,125	(44,585,923)

Distributions to Stockholders (Note 2):
Net investment income	(4,795,186)	(17,027,677)
Return of capital	—	(4,910,180)

Total distributions paid	(4,795,186)	(21,937,857)

Capital Stock Transactions (Note 7):
Reinvestment of dividends and distributions	4,795,181	21,937,829
Cost of shares tendered	(12,460,682)	(59,995,378)

Net decrease from capital stock transactions	(7,665,501)	(38,057,549)

Total decrease in net assets	(6,934,562)	(104,581,329)
Net Assets:
Beginning of period	36,356,618	140,937,947

End of period	$29,422,056	$36,356,618

(including undistributed net investment income of)	$1,404,231	$29,914

Share Transactions:
Reinvested shares	8,267,554	30,597,965
Shares tendered	(17,800,975)	(26,058,352)

Net increase (decrease) in shares	(9,533,421)	4,539,613

See Notes to Financial Statements.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Statement of Cash Flows (Unaudited)

For the Six Months Ended January 31, 2010

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$5,526,125
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from disposition of long-term portfolio investments and principal paydowns	12,201,246
Purchases of long-term portfolio investments	(5,935,983)
Purchases of short-term portfolio investments, net	(1,998,109)
Decrease in interest receivable	34,408
Increase in principal paydown receivable	(28,221)
Decrease in prepaid expenses	8,316
Increase in receivable from advisor	(10,100)
Decrease in investment advisory fee payable	(21,564)
Decrease in administration fee payable	(2,041)
Decrease in accrued expenses	(35,680)
Net amortization and paydown losses on investments	(2,043,493)
Unrealized appreciation on investments	(1,458,598)
Net realized loss on investment transactions	2,101,976

Net cash provided by operating activities	8,338,282

Cash flows used for financing activities:
Payment on shares tendered	(12,460,682)
Dividends paid to stockholders, net of reinvestments	(5)

Net cash used for financing activities	(12,460,687)

Net decrease in cash	(4,122,405)
Cash at beginning of period	4,430,984

Cash at end of period	$308,579

Supplemental Disclosure of Cash Flow Information:

Non-cash financing activities included reinvestment of dividends of $4,795,181.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Financial Highlights

	For the Six Months Ended January 31, 2010 (Unaudited)	For the Fiscal Year Ended July 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$0.63	$2.65	$5.82	$6.90	$6.96	$6.83

Net investment income	0.15	0.54	0.60	0.73	0.60	0.65 [1]
Net realized and unrealized gain (loss) on investment transactions, short sales, futures transactions and swap contracts	(0.05)	(1.87)	(3.17)	(0.94)	(0.02)	0.15

Net increase (decrease) in net asset value resulting from operations	0.10	(1.33)	(2.57)	(0.21)	0.58	0.80

Dividends from net investment income	(0.12)	(0.55)	(0.60)	(0.72)	(0.59)	(0.65)
Distributions from net realized gains	—	—	—	(0.15)	(0.05)	(0.02)
Return of capital distributions	—	(0.14)	—	—	—	—

Total dividends and distributions paid	(0.12)	(0.69)	(0.60)	(0.87)	(0.64)	(0.67)

Net asset value, end of period	$0.61	$0.63	$2.65	$5.82	$6.90	$6.96

Total Investment Return	16.86%[3]	(49.45)%	(45.55)%	(3.97)%	8.47%	11.74%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$29,422	$36,357	$140,938	$210,314	$270,144	$178,578
Operating expenses	1.43%[2]	1.21%	0.86%	0.79%	0.79%	0.87%
Interest expense	—	0.19%	1.90%	0.50%	0.82%	0.72%
Total expenses	1.43%[2]	1.40%	2.76%	1.29%	1.61%	1.59%
Total expenses including fee waiver and excluding interest expense	0.75%[2]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	35.93%[2]	28.05%	15.18%	9.39%	9.34%	9.67%
Portfolio turnover rate	21%[3]	21%	9%	18%	46%	31%

[1]	Calculated based on the average shares outstanding during the year.
[2]	Annualized.
[3]	Not annualized.

See Notes to Financial Statements.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

1. The Fund

The Hyperion Brookfield Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.

Brookfield Investment Management Inc. (formerly, Hyperion Brookfield Asset Management, Inc.) (the “Advisor”), a wholly-owned subsidiary of Brookfield Asset Management Inc., and a registered investment advisor under the Investment Advisers Act of 1940, as amended, is the investment advisor to the Fund.

Pursuant to the Fund’s Articles of Incorporation, the Fund’s existence will terminate on December 31, 2010, unless stockholders holding more than 75% of the Fund’s common stock agree to extend the duration of the Fund’s existence for another year.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information for securities valuations (including, but not limited to, broker-dealers, Bloomberg, or Reuters) is inaccurate.

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Preferred Securities	Short Term Investments	Total
Description:
Level 1 — Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—	—	—	1,999,977	1,999,977
Level 3 — Significant Unobservable Inputs	1,478,682	22,632,025	1,705,901	403,835	—	26,220,443

Total	$1,478,682	$22,632,025	$1,705,901	$403,835	$1,999,977	$28,220,420

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Preferred Securities	Total
Balance as of July 31, 2009	$1,551,296	$27,295,655	$2,089,482	$2,336	$148,690	$31,087,459
Accrued Discounts	6,798	2,092,775	2,317	1,214	—	2,103,104
Realized Loss	—	(211,315)	(1,721,860)	(168,801)	—	(2,101,976)
Change in Unrealized Appreciation (Depreciation)	(31,309)	(783,271)	1,824,759	193,274	255,145	1,458,598
Net Sales	(48,103)	(5,761,819)	(488,797)	(28,023)	—	(6,326,742)

Balance as of January 31, 2010	$1,478,682	$22,632,025	$1,705,901	$—	$403,835	$26,220,443

Change in unrealized gains or losses relating to assets still held at reporting date:	$(31,309)	$(358,706)	$142,813	$—	$255,145	$7,943

Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on loans receivable is accrued based upon the principal amount outstanding.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest.

Taxes: The Fund intends to qualify and to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year. As of January 31, 2010, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of January 31, 2010, open taxable years consisted of the taxable years ended July 31, 2006 through July 31, 2009. No examination of the Fund is currently in progress.

Dividends and Distributions: Distributions from net investment income and net realized capital gains in excess of capital loss carryforwards (including net short term capital gains), if any, are declared and paid at least annually to stockholders. Distributions to stockholders are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

Dividends from net investment income and distributions from realized capital gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in a reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

Swap Agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will become a protection seller to take on credit risk in order to earn a premium. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. The Fund had no open swap contracts for the period ended January 31, 2010.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. The Fund had no futures contracts for the period ended January 31, 2010.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3. Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

The Fund has investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. The Fund is also subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.

4. Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor under which the Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

Agreement provides, among other things, that the Advisor will bear all expenses of its employees and overhead incurred in connection with its duties under the Advisory Agreement. The Advisory Agreement provides that the Fund shall pay the Advisor a monthly fee for its services at an annual rate of 0.50% of the Fund’s average weekly net assets.

The Advisor has contractually agreed to either waive its management fee or reimburse the ongoing expenses of the Fund to the extent that such expenses, excluding interest expense, exceed 0.75% of average daily net assets of the Fund per annum. During the six months ended January 31, 2010, the Advisor earned $85,847 in investment advisory fees, all of which the Advisor has waived and has reimbursed expenses of $30,870 of its fees and other expenses.

The Fund has entered into an Administration Agreement with the Advisor. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Advisor a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the period ended January 31, 2010, the Advisor earned $25,754 in administration fees. The Advisor is responsible for any fees due the Sub-Administrator, except for Form N-Q filing fees.

The Administration fees shown in the Statement of Operations include expenses incurred and paid to the Sub-Administrator for the Form N-Q filings, which amounted to $667 for the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities, short sales and reverse repurchase agreements, for the six months ended January 31, 2010, were $5,935,983 and $17,746,236, respectively. For the six months ended January 31, 2010, there were no transactions in U.S. Government securities. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

6. Borrowings

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for any potential reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreements are less than the value of the securities subject to such agreements. During the six months ended January 31, 2010, the Fund had no reverse repurchase agreements outstanding.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

7. Capital Stock

There are 200 million shares of $0.001 par value common stock authorized. Of the 48,227,440 shares outstanding at January 31, 2010, the Advisor owned 201,081 shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s stockholders since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $1,245,982. Also, on June 14, 2007, the Fund purchased 7,268,150 shares of its common stock to provide liquidity to the Fund’s stockholders. The value of the purchased shares amounted to $49,423,420. On September 30, 2008 relating to an offer to purchase up to 26,981,132 shares of its common stock, the Fund purchased 13,043,780 shares. The aggregate value of the purchased shares was $30,000,694. On that same date, the Fund purchased or redeemed 13,014,572 shares. Of these shares, 5,840,096 were redeemed for cash of $13,459,669 and 7,174,476 shares were an in-kind redemption for securities valued at $16,535,015.

On November 20, 2009, relating to an offer to purchase shares of its common stock, the Fund purchased 17,800,975 shares. The aggregate value of the purchased shares was $12,460,682.

8. Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund had no swap agreements or futures contracts outstanding for the period ended January 31, 2010.

9. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

During the fiscal year ended July 31, 2009, the tax character of the $21,937,857 of distributions paid was $17,027,677 from ordinary income and $4,910,180 in return of capital.

The tax character of the distributions for the period ended January 31, 2010 is expected to be from ordinary income but will be determined at the end of the Fund’s current fiscal year.

At July 31, 2009, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Capital loss carryforwards	$(51,960,452)
Post-October losses	(8,579,375)
Unrealized depreciation	(127,904,677)

The capital loss carryforward amount will expire in the years 2015, 2016 and 2017 in the amount of $2,201, $7,398,964 and $44,559,287, respectively. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at January 31, 2010 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$154,696,413	$1,546,587	$(128,022,580)	$(126,475,993)

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

10. Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, the Fund has not had prior claims or losses pursuant to the contracts and expects the risk of loss to be remote.

11. Designation of Restricted Illiquid Securities

From time to time, the Fund may invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933 (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2010, the Fund held restricted securities as shown in the table below that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures described in Note 2 and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2002-PB2, Class K	6.29%	06/11/35	10/20/04	$1,538,636	$1,243,202	4.2%
Banc of America Commercial Mortgage, Inc. Series 2004-6, Class F	5.20	12/10/42	12/16/04	1,901,122	748,681	2.5
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	592,769	37,046	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class K	5.48	05/10/45	06/12/06	912,957	51,898	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48	05/10/45	06/12/06	936,059	54,998	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	579,667	31,390	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,069,292	51,259	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	974,825	46,827	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	2,751,146	65,565	0.2
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	2,409,924	158,252	0.5
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	1,004,633	50,432	0.2
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	450,620	18,992	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,354,584	53,472	0.2
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	493,763	10,076	0.0

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37%	04/10/49	05/24/07	$443,839	$6,377	0.0%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,350,844	17,741	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37	04/10/49	05/24/07	3,906,194	898	0.0
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	227,729	29,206	0.1
Bear Stearns Commercial Mortgage Securities Series 2004-PWR5, Class F	5.48	07/11/42	10/06/04	2,650,070	1,010,486	3.4
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class F	5.44	11/11/41	12/08/04	1,712,846	418,273	1.4
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class L	4.66	09/11/42	09/14/05	3,115,815	37,774	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06- 05/02/07	2,145,359	236,977	0.8
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	262,733	27,354	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class L	5.26	09/11/41	09/13/06- 09/20/06	1,489,758	169,558	0.6
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class M	5.26	09/11/41	09/13/06- 09/20/06	1,094,969	116,739	0.4
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class N	5.26	09/11/41	09/13/06	607,126	57,006	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class O	5.26	09/11/41	09/13/06	945,513	68,354	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class P	5.26	09/11/41	09/13/06	2,900,214	167,934	0.6
CD 2006 CD2 Series 2006-CD2, Class K	5.09	01/15/46	09/21/06	1,105,147	49,067	0.2
CD 2006 CD2 Series 2006-CD2, Class L	5.09	01/15/46	09/21/06	778,070	15,690	0.0
CD 2006 CD2 Series 2006-CD6, Class M	5.09	01/15/46	09/21/06	1,163,539	14,959	0.0
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G	5.22	07/15/44	11/03/05	3,622,860	1,134,433	3.9
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class L	5.06	12/10/46	12/13/06	1,510,684	16,674	0.1
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class M	5.06	12/10/46	12/13/06	1,496,025	8,337	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class N	5.06	12/10/46	12/13/06	335,452	1,041	0.0
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class L	5.24	12/10/49	08/07/07	2,591,442	196,092	0.7
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class M	5.24	12/10/49	08/07/07	987,883	76,215	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class N	5.24	12/10/49	08/07/07	951,447	81,499	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	758,774	53,963	0.2

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24%	12/10/49	08/07/07	$1,210,738	$77,028	0.3%
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	461,033	34,608	0.1
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24	12/10/49	08/07/07	2,937,119	81,772	0.3
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class J	4.23	05/15/38	06/17/03	837,528	322,848	1.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C3, Class J	4.78	07/15/36	11/30/05	187,993	4,182	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class L	5.24	02/15/39	03/07/06	1,159,033	97,482	0.3
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class M	5.24	02/15/39	03/07/06	797,358	62,696	0.2
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class N	5.24	02/15/39	03/07/06	775,226	55,377	0.2
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class O	5.24	02/15/39	03/07/06	243,560	17,465	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class P	5.24	02/15/39	03/07/06	232,706	12,914	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	420,284	23,195	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class S	5.24	02/15/39	03/07/06	1,112,982	56,798	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	423,881	7,061	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	676,750	6,447	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	970,316	9,173	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	878,602	7,842	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,247,743	9,085	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,396,367	6,031	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	3,958,181	1,112	0.0
Harborview Mortgage Loan Trust Series 2005-1, Class B4	1.98	03/19/35	02/11/05	400,085	5,448	0.0
JP Morgan Commercial Mortgage Finance Corp. Series 2003-C1, Class K	5.08	01/12/37	11/30/05	1,151,838	261,711	0.9
JP Morgan Commercial Mortgage Finance Corp. Series 2003-C1, Class L	5.08	01/12/37	11/30/05	771,859	104,377	0.4
JP Morgan Commercial Mortgage Finance Corp. Series 2005-LDP5, Class J	5.33	12/15/44	12/16/05	3,264,826	887,170	3.0
JP Morgan Commercial Mortgage Finance Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	3,649,386	41,543	0.1
LB-UBS Commercial Mortgage Trust Series 2001-C7, Class L	5.87	11/15/33	12/05/01	2,261,162	1,166,481	4.0
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class M	5.68	07/15/35	11/30/05	659,762	244,076	0.8

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class N	5.68%	07/15/35	11/30/05	$1,040,353	$374,870	1.3%
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class G	5.12	02/15/40	01/31/05	3,251,762	1,118,101	3.8
LNR CDO Limited Series 2007-1A, Class F	1.68	12/26/49	02/27/07	2,833,000	442	0.0
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J	5.70	07/12/34	11/30/05	1,684,173	633,849	2.2
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	526,209	27,972	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	369,897	4,428	0.0
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	355,575	4,986	0.0
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,389,707	1,167,950	4.0
Resix Financial Limited Series 2004-A, Class B8	5.23	02/10/36	03/24/04	528,626	207,063	0.7
Resix Financial Limited Series 2004-A, Class B11	14.73	02/10/36	03/09/04	604,110	158,458	0.5
Resix Financial Limited Series 2005-A, Class B10	8.73	03/10/37	03/10/05	746,816	96,862	0.3
Resix Financial Limited Series 2005-A, Class B9	5.98	03/10/37	03/10/05	957,413	131,836	0.4
Resix Financial Limited Series 2005-D, Class B10	9.73	12/15/37	12/09/05	1,037,343	50,934	0.2
Resix Financial Limited Series 2005-D, Class B11	11.73	12/15/37	12/09/05	1,383,185	45,783	0.2
Resix Financial Limited Series 2005-D, Class B9	8.23	12/15/37	12/09/05	2,074,686	150,000	0.5
Sail Net Interest Margin Notes Series 2003-3, Class A	7.75	04/27/33	05/21/03	75,958	—	0.0
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	27,425	2	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	467,303	47	0.0
Strategic Hotel Capital, Inc. Series A, 8.5% (REIT)			11/30/05	719,512	403,835	1.4
Structured Asset Investment Loan Trust Series 2003-BC13, Class B	6.00/6.50	11/25/33	02/18/04	239,417	19,625	0.1
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00/6.50	04/25/34	03/23/04	118,141	9,421	0.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class L	4.94	11/15/34	11/30/05	1,329,144	725,293	2.5
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	782,895	295,318	1.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94	11/15/34	09/16/05	675,664	225,658	0.8
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	519,910	168,624	0.6
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	3,912,456	564,593	1.9

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class J	4.70%	04/15/42	05/04/05- 11/30/05	$859,239	$113,183	0.4%
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class K	4.70	04/15/42	05/04/05- 11/30/05	1,120,431	100,608	0.3
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class L	4.70	04/15/42	05/04/05	505,522	36,146	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	318,529	20,083	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70	04/15/42	05/04/05- 09/16/05	372,114	19,577	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class K	5.07	11/15/48	12/13/06	940,033	42,597	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class L	5.07	11/15/48	12/13/06	614,210	26,733	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class M	5.07	11/15/48	12/13/06	522,581	24,679	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	639,395	29,427	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,317,220	18,615	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,273,050	9,470	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,757,253	21,312	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	2,239,705	121,810	0.4
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class M	5.13	04/15/47	05/11/07	472,064	25,216	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,640,865	87,980	0.3
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13	04/15/47	05/11/07	906,316	45,464	0.2
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	862,296	41,624	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	816,554	38,326	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	320,817	12,346	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	652,804	17,849	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,256,940	28,591	0.1

					$17,706,245	60.2%

12. New Accounting Pronouncements

In June 2009, an accounting standards codification (“Codification”) was established as the source of authoritative accounting principles recognized by the Financial Accounting Standards Board (“FASB”) to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under federal securities law are also sources of authoritative GAAP for SEC registrants. All guidance contained in the Codification carries an equal

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2010

level of authority. As of the effective date, the Codification has superseded all then-existing non-SEC accounting and reporting standards. Concurrently, all nongrandfathered, non-SEC accounting literature not included in the Codification has been deemed nonauthoritative. This Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated this new statement and has determined that it did not have a significant impact on the determination or reporting of the Fund’s financial statements.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosures and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

13. Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, GAAP requires the disclosure of the date through which subsequent events have been evaluated.

Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined there are no events that require recognition or disclosure in the financial statements.

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Information Concerning Directors and Officers

The following tables provide information concerning the directors and officers of the Hyperion Brookfield Income Fund, Inc. (the “Fund”) as of March 2010.

Directors of the Fund*

Name, Address and Age	Position(s) Held with Funds and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 74	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since April 2002	Director/Trustee of several investment companies advised by the Advisor (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-2008).	12

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 67	Director and Chairman of the Board[1], Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since May 2005	Chairman (since 2003) and Director/Trustee of several investment companies advised by the Advisor (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (2005-Present); Chairman of the Board (2005-Present); Interim President and Chief Executive Officer of Crystal River Capital, Inc. (August 2009-Present); Director of Celgene Corporation (2006-Present); Director of Student Loan Corporation (2005-Present); Director of Apex Silver Mines Limited (2007-2009); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee and Chairman of Excelsior Funds (1994-2007); Trustee and Chairman of Columbia Atlantic Funds (2007-Present).	12

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 78	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected since December 1999	Director/Trustee of other investment company advised by the Advisor (1999-Present); Director of Crystal River Capital, Inc. (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA. (1996-Present).	2

*

John J. Feeney, Jr. was an Interested Director, as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), because of affiliations with Brookfield Investment Management Inc., the Fund’s Advisor, from May 2009 to February 2010. The vacancy caused by Mr. Feeney’s retirement has not yet been filled by the Fund’s Board of Directors.

2010 Semi-Annual Report

HYPERION BROOKFIELD INCOME FUND, INC.

Information Concerning Directors and Officers

Directors of the Fund (continued)

Name, Address and Age	Position(s) Held with Funds and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 62	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected since December 2006	Director of several investment companies advised by the Advisor (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	12

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 63	Director, Chairman of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since December 2006	Director of several investment companies advised by the Advisor (2005-Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (2004-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977-2002).	12

Brookfield Investment Management Inc.

HYPERION BROOKFIELD INCOME FUND, INC.

Information Concerning Directors and Officers

Officers of the Fund

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kim G. Redding* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 54	President[1]	Elected Annually Since February 2010	President of several investment companies advised by the Advisor (February 2010-Present); Chief Executive Officer and Chief Investment Officer of the Advisor (February 2010-Present); Co-Chief Executive Officer and Chief Investment Officer of the Advisor (October 2009-February 2010); Founder and Chief Executive Officer of Brookfield Redding LLC (2001-2009); Founder and President of RREEF Real Estate Securities (1993-2000).

Steven M. Pires* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 53	Treasurer[2]	Elected Annually Since April 2009	Treasurer of several investment companies advised by the Advisor (April 2009-Present); Vice President of Brookfield Operations and Management Services LLC (2008-Present); Assistant Vice President of Managers Investment Group LLC (2004-2008); Vice President of Robeco Investment Management (1999-2004).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 41	Secretary	Elected Annually Since November 2006	Director, General Counsel and Secretary of the Advisor (2006-Present); Vice President, General Counsel and Assistant Secretary of Crystal River Capital, Inc (2006-Present); Secretary of several investment companies advised by the Advisor (2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-2006).

Seth Gelman* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 34	Chief Compliance Officer (“CCO”)[3]	Elected Annually Since May 2009	Director & CCO of the Advisor (May 2009-Present); CCO of several investment companies advised by the Advisor (May 2009-Present); Vice President, Oppenheimer Funds, Inc. (2004-May 2009); Compliance Attorney, Goldman, Sachs & Co. (2003-2004).

Lily Tjioe* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 31	Assistant Secretary	Elected Annually Since September 2009	Assistant Secretary (September 2009-Present) and Interim CCO (March 2009-May 2009) of several investment companies advised by the Advisor; Assistant Vice President (2009-Present) and Associate (2007-2009) of the Advisor; Juris Doctor, Boston University School of Law (2004-2007); Analyst, Goldman, Sachs & Co. (2000-2004).

*	Interested person as defined by the 1940 Act because of affiliations with Brookfield Investment Management Inc., the Fund’s Advisor.
[1]	Clifford E. Lai served as the Fund’s President from July 2007 until May 2009. John Feeney served as the Fund’s President from June 2009 until February 2010.
[2]	Thomas F. Doodian served as the Fund’s Treasurer from December 1999 until April 2009.
[3]	Josielyne K. Pacifico served as the Fund’s CCO from August 2006 until March 2009. Lily Y. Tjioe served as the Fund’s Interim CCO from March 2009 until May 2009.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

2010 Semi-Annual Report

CORPORATE INFORMATION

Investment Advisor and Administrator

Brookfield Investment Management Inc.

Three World Financial Center

200 Vesey Street, 10th Floor

New York, New York 10281-1010

www.brookfieldim.com

Please direct your inquiries to:

Investor Relations

Phone: 1-800-497-3746

E-mail: funds@brookfield.com

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Fund’s transfer agent:

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1-800-937-5449

Sub-Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Paul, Hastings, Janofsky and Walker LLP

75 East 55th Street

New York, New York, 10022

Custodian and Fund Accounting Agent

State Street Bank and Trust Company

2 Avenue De Lafayette

Lafayette Corporate Center

Boston, Massachusetts 02116

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q Filings are available on the SEC’s website at http://www.sec.gov. In addition, the Fund’s Form N-Q Filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-800-497-3746, or go to SEC’s website at www.sec.gov.

Brookfield Investment Management Inc.

Three World Financial Center

200 Vesey Street, 10th Floor New York,

New York 10281-1010

1-800-497-3746

www.brookfieldim.com

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change as of the date of this filing, in the portfolio manager identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.	Submission of Matters to a Vote of Security Holders.

None

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)	As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)	None.

(b)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding President and Principal Executive Officer

Date: April 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding President and Principal Executive Officer

Date: April 5, 2010

By:	/s/ Steven M. Pires
Steven M. Pires Treasurer and Principal Financial Officer

Date: April 5, 2010